Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 112 to the Registration Statement on Form N-1A of DWS Global Growth Fund (the “Fund”), a series of DWS Global/International Fund, Inc. (the “Corporation”); (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 112 under the Securities Act of 1933 (the “Securities Act”) to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). The Amendment is expected to become effective on December 1, 2013. No fees are required in connection with this filing.

The Amendment contains disclosure reflecting changes to DWS Global Growth Fund’s principal investment strategy and to the fund’s name (from DWS Global Thematic Fund to DWS Global Growth Fund). In addition, the disclosure reflects the termination of Global Thematic Partners, LLC as subadvisor.

Other than the sections directly relating to the foregoing, all of the disclosure in the Prospectus and Statement of Additional Information represent standard DWS disclosure that has been reviewed by the staff of the Commission.

The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on November 30, 2012 in Post-Effective Amendment No. 106 for the Corporation.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes